Disclosure of Shareholders Equity	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Shareholders' Equity

Note 7: Shareholders’ Equity

On February 6, 2012 the Company filed with the Securities Exchange Commission a registration statement on Form S-11 for the registration of their Series A Preferred Stock, $10 par value. The amount of shares to be registered is 2,500,000 at for a proposed maximum offering share price of $10 per share. The registration statement has not yet been declared effective.

Note 6:  Shareholders’ Equity

On February 22, 2010, the Company was incorporated and authorized to issue up to 10,000,000,000 shares of Series A preferred stock, par value $10 per share, 90,000,000,000 shares of preferred stock, with no par value and 100,000,000 shares of common stock, par value $0.001 per share.  The Company issued 8,240,000 shares of common stock to its founding shareholders.

In May 2010, the Company recorded an expense for services performed for the Company by a non-employee in exchange for 360,000 shares of the Company’s common stock.  The Company recorded an expense of $144,000 based on the fair value of the Company’s common stock on the date services were performed.

In May 2010, the Company recorded an expense for services performed by a non-employee in exchange for warrants to purchase the Company’s common stock. The warrants issued were at an exercise price of $0.10 per share.  The warrants were fully vested at the date of grant and the Company recognized an expense of $391,120 during the period from inception to June 30, 2010 equal to the grant date fair value of the warrants using the following assumptions: volatility of 61%; risk-free interest rate of 2.29%; and expected term of 5 years.  The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on May 18, 2015 and have a remaining contractual life of 3.88 years as of June 30, 2011.  These are the only warrants outstanding as of June 30, 2011.

In February 2010, the shareholders contributed $5,000 to the Company which is reflected as paid in capital in the accompanying financial statements.

In October 2010, the Company finalized a private offering (the “Offering”) whereupon it issued an aggregate of 1,498,713 shares of the Company’s common stock in exchange for proceeds of $598,944.